THORNBURG INVESTMENT TRUST

SUPPLEMENT DATED SEPTEMBER 8, 2017 TO THE THORNBURG FUNDS PROSPECTUS DATED APRIL 10, 2017 (THE “PROSPECTUS”), THE THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS DATED APRIL 10, 2017 (THE “RETIREMENT PROSPECTUS”), AND THE THORNBURG LONG/SHORT EQUITY FUND PROSPECTUS DATED DECEMBER 30, 2016 (THE “LONG/SHORT FUND PROSPECTUS”)

The following language is added to the end of the paragraph that appears under the heading “Inactive Accounts” on page 97 of the Prospectus, on page 52 of the Retirement Prospectus, and on page 19 of the Long/Short Fund Prospectus:

The State of Texas has enacted a law which allows Texas residents to designate a representative who can be contacted if the assets in your Fund account are at risk of being considered abandoned and turned over to the State. The designated representative will not have any rights or access to your mutual fund shares and will only receive notice if your property is deemed abandoned. If you are a resident of Texas and wish to designate such a representative, please complete the Unclaimed Property Designation of Representative form located on the website of the Texas Comptroller of Public Accounts at https://comptroller.texas.gov/programs/claim-it/report/forms/index.php, and return that completed form to the Fund.